DEBT - Bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended										12 Months Ended						36 Months Ended
	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Sep. 30, 2012 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jul. 31, 2015 CNY (¥)
Revolving bank credit facility
Debt
Term of debt instrument			35 months							3 years
Maximum borrowing amount			$ 250,000							¥ 300,000						¥ 500,000
Line of credit draw down amount			$ 250,000														¥ 204,540
Repayment of line of credit facility	$ 250,000																¥ 204,540
Weighted average interest rate (as a percent)											3.04%	3.04%			5.61%	6.00%
Revolving bank credit facility | Libor
Debt
Percentage points added to the reference rate			1.75%
Term facility
Debt
Term of debt instrument					3 years
Maximum borrowing amount			$ 250,000		¥ 500,000
Line of credit draw down amount											$ 250,000
Repayment of line of credit facility											0
Three-year bank loan contract
Debt
Term of debt instrument				3 years
Maximum borrowing amount																		$ 40,000
Deposit pledged | ¥				¥ 307,000
Line of credit draw down amount											40,000
Repayment of line of credit facility											10
Loan to be repaid within one year											$ 20
Weighted average interest rate (as a percent)											2.68%	2.68%
Three-year bank loan contract | Libor
Debt
Percentage points added to the reference rate				1.40%
One-year bank loan due June 30, 2016
Debt
Term of debt instrument									1 year
Maximum borrowing amount									$ 50,000
Deposit pledged | ¥																				¥ 360,000
Interest rate (as a percent)													1.81%	1.81%	1.50%		1.50%
Line of credit draw down amount															$ 50,000
Repayment of line of credit facility													$ 50,000
One-year bank loan due June 30, 2016 | Libor
Debt
Percentage points added to the reference rate									1.20%
One-year bank loan due May 31, 2018
Debt
Term of debt instrument		1 year
Maximum borrowing amount		$ 20,000
Deposit pledged | ¥																			¥ 160,000
Line of credit draw down amount		20,000
Repayment of line of credit facility		$ 0
Weighted average interest rate (as a percent)											3.22%	3.22%
One-year bank loan due May 31, 2018 | Libor
Debt
Percentage points added to the reference rate		1.50%
One-year bank revolving loan
Debt
Term of debt instrument								1 year
Maximum borrowing amount								$ 43,000
Interest rate (as a percent)											2.88%		2.70%	2.70%
Line of credit draw down amount													$ 43,000
Repayment of line of credit facility											$ 43,000
One-year revolving corporation overdraft facility
Debt
Term of debt instrument							1 year
Maximum borrowing amount | ¥							¥ 50,000
Line of credit draw down amount | ¥														¥ 0
One-year revolving general credit facility
Debt
Term of debt instrument						1 year
Maximum borrowing amount | ¥						¥ 200,000
Interest rate (as a percent)						4.40%
Line of credit draw down amount | ¥												¥ 1,000
Repayment of line of credit facility | ¥												¥ 1,000
Minimum | One-year bank revolving loan | Libor
Debt
Percentage points added to the reference rate								2.00%